--------------------------------------------------------------------------------
                                    SELIGMAN
                                 CASH MANAGEMENT
                                   FUND, INC.
--------------------------------------------------------------------------------

                                 Mid-Year Report
                                  June 30, 2002
                                 --------------
                           A Money Market Mutual Fund
                       Seeking to Preserve Capital and to
                      Maximize Liquidity and Current Income

                                 --------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017
                                WWW.SELIGMAN.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TXCM3  6/02

--------------------------------------------------------------------------------
TO  THE  SHAREHOLDERS
--------------------------------------------------------------------------------

During the first half of Seligman Cash Management Fund's fiscal year, the US economy improved. The Federal Reserve Board also expressed optimism about the prospects for economic recovery but, because growth is still somewhat weak and unemployment remains a concern, the Fed left short-term interest rates, which are at a 40-year low, untouched during the first half of 2002.

We believe that the Fed's decision to keep interest rates low will ultimately be positive for the US economy. However, the low interest rate environment reduced the total return that the Fund was able to deliver to shareholders. During this six-month period, the Fund's total return for Class A shares was 0.42% based on net asset value.

Looking ahead, we believe the US economy will continue to strengthen moderately. Productivity remains high, inflation remains nearly non-existent, consumers continue to spend, and interest rates remain supportive of economic growth. Both short-term and longer-term rates are likely to increase as the economy recovers. However, we do not believe that the Fed will increase the federal funds rate until the beginning of 2003, and there is the possibility of another rate reduction in 2002. Regardless of the interest rate environment, however, we believe Seligman Cash Management Fund remains a prudent way to preserve capital and maintain liquidity.

Thank you for your continued support of Seligman Cash Management Fund. A discussion with your Portfolio Manager, as well as the Fund's investment results, portfolio of investments, and financial statements, follows this letter. We look forward to serving your investment needs for many years to come.

By  order  of  the  Board  of  Directors,

/S/WILLIAM  C.  MORRIS
   WILLIAM  C.  MORRIS
CHAIRMAN

                                                                /S/BRIAN T. ZINO
                                                                   BRIAN T. ZINO
                                                                       PRESIDENT

AUGUST  9,  2002

--------------------------------------------------------------------------------
Interview  With  Your  Portfolio  Manager,
Christopher  J.  Mahony
--------------------------------------------------------------------------------

Q: What economic and market factors influenced Seligman Cash Management Fund during the six months ended June 30, 2002?

A: The US economic recovery has taken longer to materialize than many had hoped. While first quarter 2002 GDP showed a sharp increase in the annualized rate of growth to 5.0%, most of this was due to businesses rebuilding inventories that had finally been drawn down. Capital expenditures by business remained weak, and the stock market continued to fall. Within this uncertain environment, the US Federal Reserve Board kept its key federal funds rate at a 40-year low.

Q:   What  was  your  investment  strategy?

A: In this very difficult environment for short-term securities, the Fund pursued the highest possible yields, consistent with maintaining quality and liquidity. However, the interest rate environment was such that the Fund's yield remained historically low during this time.

Q:   What  is  your  outlook?

A: We believe the economy will continue to recover, albeit at a somewhat slow pace. We think the Fed is likely to keep interest rates on hold until the economic recovery seems secure and appears to be gaining some momentum. This is likely to occur in early 2003, and the Fed should then begin increasing short-term interest rates, which should improve the Fund's yield. In the meantime, there is the possibility that the Fed may reduce short-term rates yet again in 2002. However, the current low rate environment, while negatively impacting the Fund's yield, is crucial to the overall economic recovery. We believe the Fund remains an attractive choice for investors seeking capital preservation and liquidity.

A  TEAM  APPROACH
Seligman Cash Management Fund is managed by the investment grade team of Seligman's Fixed Income Team. The investment grade team is led by Christopher Mahony, who is assisted in the management of the Fund by seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve capital and to maximize liquidity and current income. The Seligman Fixed Income Team is led by Kendall Peterson. Team members include James Didden, Jeff Gallo, Paul Langlois, Paul Pertusi, Gregory Siegel, and Sau Lin Wu (trader).

--------------------------------------------------------------------------------
INVESTMENT  RESULTS  (UNAUDITED)
JUNE  30,  2002
--------------------------------------------------------------------------------


                                              CLASS A       CLASS B       CLASS C      CLASS D       CLASS I
                                              -------       -------       -------      -------       -------
Net Assets                                 $256,698,589   $48,737,671   $9,963,978   $22,786,135   $8,220,315
Net Asset Value per Share                  $       1.00   $      1.00   $     1.00   $      1.00   $     1.00
Number of Shareholders                           10,101         3,362          714         1,786            5
Dividends*                                 $     0.0042   $    0.0005   $   0.0005   $    0.0005   $   0.0053
Annualized Net Yield per Share                     0.84%         0.10%        0.10%         0.10%        1.08%+
Annualized Effective Yield per Share With
  Dividends Invested Monthly                       0.85%         0.10%        0.10%         0.10%        1.08%+

---------------
*    For  the  six  months  ended  June  30,  2002.
+ The Manager, at its discretion, reimbursed certain expenses of Classes B, C, D and I shares. Absent such reimbursement, the annualized yields would have been zero for Classes B, C and D and 1.06% for Class I. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that the Fund will be able to maintain a stable net asset of $1.00 per share.

--------------------------------------------------------------------------------
PORTFOLIO  OF  INVESTMENTS  (UNAUDITED)
JUNE  30,  2002
--------------------------------------------------------------------------------

                                                             ANNUALIZED
                                                             YIELD  ON            PRINCIPAL
                                                           PURCHASE  DATE          AMOUNT            VALUE
                                                          -----------------    -------------   ----------------
US GOVERNMENT SECURITIES  51.9%
US Treasury Bills:
  1.69%, due 7/5/2002                                                  1.71%  $   54,000,000  $      53,989,860
  1.715%, due 7/5/2002                                                 1.74       25,000,000         24,995,236
  1.71%, due 7/11/2002                                                 1.73       25,000,000         24,988,125
  1.69%, due 7/25/2002                                                 1.71       25,000,000         24,971,833
  1.735%, due 8/15/2002                                                1.76       25,000,000         24,945,781
  1.68%, due 9/19/2002                                                 1.70       25,000,000         24,906,667
                                                                                             ------------------
TOTAL US GOVERNMENT SECURITIES  (Cost $178,797,502)                                                 178,797,502
                                                                                             ------------------

FIXED TIME DEPOSITS  23.2%
Bank of Montreal, Grand Cayman, 1.938%, 7/1/2002                       1.96       16,000,000         16,000,000
BNP Paribas, Grand Cayman, 1.938%, 7/1/2002                            1.96       16,000,000         16,000,000
Dexia Bank, Grand Cayman, 1.93%, 7/1/2002                              1.96       16,000,000         16,000,000
Rabobank Nederland, Grand Cayman, 1.938%, 7/1/2002                     1.96       16,000,000         16,000,000
Royal Bank of Scotland, Grand Cayman, 1.875%, 7/1/2002                 1.90       16,000,000         16,000,000
                                                                                             ------------------
TOTAL FIXED TIME DEPOSITS (Cost $80,000,000)                                                         80,000,000
                                                                                             ------------------

REPURCHASE AGREEMENT  19.7%  (Cost $67,850,000)
State Street Bank and Trust 1.81%, dated 6/28/2002,
maturing 7/1/2002 collateralized by:
46,525,000 US Treasury Bills 9/19/2002,
with a fair market value of $46,350,531; and
22,580,000 US Treasury Notes 5.125%,
12/31/02, with a fair market value of $23,539,650:                     1.84       67,850,000         67,850,000
                                                                                             ------------------
TOTAL INVESTMENTS  94.8%  (Cost $346,647,502)                                                       326,647,502
OTHER ASSETS LESS LIABILITIES  5.2%                                                                  17,759,186
                                                                                             ------------------
NET ASSETS  100.0%                                                                            $     344,406,688
                                                                                             ------------------
                                                                                             ------------------

---------------
See  Notes  to  Financial  Statements.

--------------------------------------------------------------------------------
STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)
JUNE  30,  2002
--------------------------------------------------------------------------------


ASSETS:
Investments, at value:
   US Government securities (Cost $178,797,502)                           $  178,797,502
   Fixed time deposits (Cost $80,000,000)                                     80,000,000
   Repurchase agreement (Cost $67,850,000)                                    67,850,000
                                                                          --------------
                                                                                          $    326,647,502
Cash                                                                                             3,239,336
Receivable for Capital Stock sold                                                               18,316,371
Receivable from Manager                                                                             97,519
Investment in, and expenses prepaid to, shareholder service agent                                   95,945
Receivable for interest                                                                             23,057
Other                                                                                              237,086
                                                                                          ----------------
TOTAL ASSETS                                                                                   348,656,816
                                                                                          ----------------
Liabilities:
Payable for Capital Stock repurchased                                                            3,911,622
Management fee payable                                                                             116,029
Dividends payable                                                                                   19,456
Accrued expenses and other                                                                         203,021
                                                                                          ----------------
TOTAL LIABILITIES                                                                                4,250,128
                                                                                           _______________
NET ASSETS                                                                                $    344,406,688
                                                                                          ----------------
                                                                                          ----------------
Composition of Net Assets:
Capital Stock, at par ($0.01 par value; 1,400,000,00 shares authorized;
344,433,875 shares outstanding):
   Class A                                                                                $      2,567,228
   Class B                                                                                         467,384
   Class C                                                                                          99,648
   Class D                                                                                         227,868
   Class I                                                                                          82,209
Additional paid-in capital                                                                     341,035,058
Dividends in excess of net investment income                                                       (72,707)
                                                                                          ----------------
NET ASSETS:
Applicable to 256,722,879 Class A shares, 46,738,454 Class B shares,
   9,964,785 Class C shares, 22,786,837 Class D shares, 8,220,920
   Class I shares, equivalent to $1.00 per share                                          $    344,406,688
                                                                                          ----------------
                                                                                          ----------------

---------------
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
STATEMENT  OF  OPERATIONS  (UNAUDITED)
For  the  Six  Months  Ended  June  30,  2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
INTEREST                                                                        $ 2,838,598

EXPENSES:
Management fees                                                   $   659,969
Shareholder account services                                          440,761
Distribution and service fees                                         356,065
Registration                                                           66,565
Custody and related services                                           27,749
Shareholder reports and communications                                 26,681
Auditing and legal fees                                                20,380
Directors' fees and expenses (net of reduction in deferred fees)         (763)
Miscellaneous                                                         169,216
                                                                   -----------
TOTAL EXPENSES BEFORE REIMBURSEMENT                                 1,766,623
Reimbursement of expenses                                             (83,281)
                                                                   -----------
TOTAL EXPENSES AFTER REIMBURSEMENT                                                1,683,342
                                                                               -------------
NET INVESTMENT INCOME                                                           $ 1,155,256
                                                                               =============

---------------
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                  SIX MONTHS
                                                                    ENDED             YEAR ENDED
                                                                JUNE 30, 2002      DECEMBER 31, 2001
                                                               ----------------   -------------------
OPERATIONS:
Net investment income                                         $       1,155,256   $       11,391,231
                                                               ----------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A                                                              (1,087,049)          (9,881,482)
Class B                                                                 (20,908)            (877,772)
Class C                                                                  (4,931)            (163,384)
Class D                                                                 (13,269)            (541,289)
Class I                                                                 (29,099)                 (11)
                                                               ----------------   -------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS                            (1,155,256)         (11,463,938)
                                                               ----------------   -------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                       206,449,163          485,471,313
Investment of dividends                                               1,011,788            9,619,068
Exchanged from associated Funds                                     548,992,458        2,619,970,027
                                                               ----------------   -------------------
Total                                                               756,453,409        3,115,060,408
                                                               ----------------   -------------------
Cost of shares repurchased                                         (274,045,754)        (922,318,746)
Exchanged into associated Funds                                    (489,616,412)      (2,318,695,117)
                                                               ----------------   -------------------
Total                                                              (763,662,166)      (3,241,013,863)
                                                               ----------------   -------------------
DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               (7,208,757)        (125,953,455)
                                                               ----------------   -------------------
DECREASE IN NET ASSETS                                               (7,208,757)        (126,026,162)

NET ASSETS:
Beginning of period                                                 351,615,445          477,641,607
                                                               ----------------   -------------------
END OF PERIOD (net of dividends in excess of net investment
income of $72,707 and $72,707, respectively)                  $     344,406,688   $      351,615,445
                                                              =================   ===================

---------------
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. MULTIPLE CLASSES OF SHARES - Seligman Cash Management Fund, Inc. (the "Fund") offers five classes of shares: Class A shares, Class B shares, Class C shares, Class D shares, and Class I shares, each of which may be acquired by investors at net asset value. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within 18 months of original purchase. Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of the original purchase. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. Class I shares became effective on November 30, 2001, and are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees. The five classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION - The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund's liability for deferred directors' fees are valued at current market values and included in other assets.

B. FEDERAL TAXES - There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned.
     Dividends  are  declared  daily  and  paid  monthly.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. &
     W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral. The repurchase agreement held as of June 30, 2002, matured pursuant to its terms.

E. MULTIPLE CLASS ALLOCATIONS - All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2002, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

3. CAPITAL SHARE TRANSACTIONS - The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:




                             SIX MONTHS
                                ENDED              YEAR ENDED
                            JUNE 30, 2002       DECEMBER 31, 2001
                         ------------------   --------------------
CLASS A
Sales of shares                 190,301,176            475,663,971
Investment of dividends             952,992              8,337,184
Exchanged from
 associated Funds               501,418,243          2,412,341,613
                              -------------         ---------------
Total                           692,672,411          2,896,342,768
                              -------------         ---------------
Shares redeemed                (243,366,930)          (862,715,346)
Exchanged into
 associated Funds              (455,751,816)        (2,159,523,777)
Transferred to Class I           (7,401,458)                     -
                              -------------         ---------------
Total                          (706,520,204)        (3,022,239,123)
                              -------------         ---------------
Decrease in Shares              (13,847,793)          (125,896,355)
                              =============         ===============

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------


                                SIX MONTHS
                                   ENDED            YEAR ENDED
                                JUNE 30, 2002    DECEMBER 31, 2001
                               ------------   --------------------
CLASS B
Sales of shares                     779,941              2,279,551
Investment of dividends              17,873                739,199
Exchanged from
 associated Funds                21,776,153             80,783,085
                              -------------         ---------------
Total                            22,573,967             83,801,835
                              -------------         ---------------
Shares redeemed                 (10,430,019)           (18,950,042)
Exchanged into
 associated Funds               (15,053,667)           (58,459,799)
                              -------------         ---------------
Total                           (25,483,686)           (77,409,841)
                              -------------         ---------------
Increase (decrease) in Shares    (2,909,719)             6,391,994
                              =============         ===============

CLASS C
Sales of shares                     462,501                979,803
Investment of dividends               3,564                132,826
Exchanged from
 associated funds                15,727,191             37,797,405
                              -------------         ---------------
Total                            16,193,256             38,910,034
                              -------------         ---------------
Shares redeemed                  (4,626,761)            (7,869,131)
Exchanged into
 associated Funds               (10,807,952)           (30,213,048)
                              -------------         ---------------
Total                           (15,434,713)           (38,082,179)
                              -------------         ---------------
Increase in Shares                  758,543                827,855
                              =============         ===============

CLASS D
Sales of shares                   6,072,105              6,518,056
Investment of dividends               9,204                409,854
Exchanged from
 associated Funds                10,070,870             89,047,924
                              -------------         ---------------
Total                            16,152,179             95,975,834
                              -------------         ---------------
Shares redeemed                  (7,596,868)           (32,773,942)
Exchanged into
 associated Funds                (8,002,975)           (70,498,493)
Total                           (15,599,843)          (103,272,435)
                              -------------         ---------------
Increase (decrease) in Shares       552,336             (7,296,601)
                              =============         ===============

CLASS I
Sale of shares                    1,385,447                 29,573
Investment of dividends              28,154                      5
Transferred from Class A          7,401,458                      -
                              -------------         ---------------
Total                             8,815,059                 29,578
                              -------------         ---------------
Shares redeemed                    (623,717)
                              -------------         ---------------
Total                              (623,717)                     -
                              -------------         ---------------
Increase in Shares                8,191,342                 29,578
                              =============         ===============


---------------
*    Commencement  of  offering  of  shares.

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS - The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.
     The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. As of November 30, 2001, the Manager agreed to reimburse a portion of the class-specific expenses of Class I shares. Beginning December 5, 2001, the Manager agreed to reimburse a portion of the class-specific expenses of Class B, C, and D shares in order for those classes to declare dividends equal to an annual rate of 0.10%. The management fee for the six months ended June 30, 2002, was equivalent to an annual rate of 0.40% of the Fund's average daily net assets.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the "Distributor") and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2002. Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

     With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

     For the six months ended June 30, 2002, fees incurred under the Plan, equivalent to 1%, 0.86%, and 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, respectively, amounted to $215,311, $34,563, and $106,191, respectively.
     The  Distributor  is  entitled  to  retain  any  CDSC  imposed  on  certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended June 30, 2002, such charges amounted to $5,492.

     The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2002, amounted to $161,386.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2002, Seligman Services, Inc. received commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $4,925, pursuant to the Plan.

     Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $440,761 for shareholder account services in accordance with a methodology approved by the Fund's directors. Class I shares receive more limited shareholder services than the Fund's other classes of shares (the "Retail Classes"). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

     Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly atributable to Class I shares were charged to Class
I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

     The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors' fees and expenses. For the six months ended June 30, 2002, the loss from the return on deferred fees was $6,543, reducing directors fees and expenses. The accumulated balance thereof at June 30, 2002, of $49,002 is included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS  (UNAUDITED)
--------------------------------------------------------------------------------

     The tables below are intended to help you understand each Class's financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.



                                                            CLASS A
------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                  YEAR ENDED DECEMBER 31,
                                              6/30/02   2001        2000        1999        1998       1997
                                             ---------  -----       -----       -----       -----      ----
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000   $  1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.004       0.032       0.056       0.042       0.045      0.047
                                            ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                0.004       0.032       0.056       0.042       0.045      0.047
                                            ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME           (0.004)     (0.032)     (0.056)     (0.042)     (0.045)    (0.047)
                                            ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DISTRIBUTIONS                            (0.004)     (0.032)     (0.056)     (0.042)     (0.045)    (0.047)
                                            ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $   1.000       1.000   $   1.000   $   1.000   $   1.000   $  1.000
                                            =========   =========   =========   =========   =========  ==========
TOTAL RETURN:                                    0.42%       3.21%       5.65%       4.30%       4.59%      4.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)    $  256,699     270,509   $ 396,472   $ 293,776   $ 273,427   $206,604
Ratio of expenses to average net assets          0.87%+      0.68%       0.60%       0.57%       0.71%      0.78%
Ratio of net investment income to average
   net assets                                    0.87%+      3.16%       5.55%       4.21%       4.50%      4.70%
Without management fee waiver:**
Ratio of expenses to average net assets                       0.74%      0.70%       0.66%
Ratio of net investment income to average
   net assets                                                 3.10       5.45%       4.12%

---------------
See  footnotes  on  page  12.

--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS  (UNAUDITED)
--------------------------------------------------------------------------------




                                                            CLASS B
----------------------------------------------------------------------------------------------------------
                                            SIX  MONTHS
                                               ENDED                YEAR ENDED DECEMBER 31,
                                             6/30/2002     2001      2000      1999      1998      1997
                                            ----------   -------   -------   -------   -------   --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            ----------   -------   -------   -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.001     0.022     0.046     0.032     0.035     0.037
                                            ----------   -------   -------   -------   -------   --------
TOTAL FROM INVESTMENT OPERATIONS                 0.001     0.022     0.046     0.032     0.035     0.037
                                            ----------   -------   -------   -------   -------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.001)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)
                                            ----------   -------   -------   -------   -------   --------
TOTAL DISTRIBUTIONS                             (0.001)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)
                                            ----------   -------   -------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD              $     1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            ==========   =======   =======   =======   =======   ========
Total return:                                     0.05%     2.20%     4.62%     3.26%     3.56%     3.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $   48,738   $49,656   $43,259   $42,612   $24,189   $10,858
Ratio of expenses to average net assets           1.63%+    1.66%     1.60%     1.57%     1.71%     1.78%
Ratio of net investment income to average
   net assets                                     0.10%+    2.18%     4.55%     3.21%     3.50%     3.70%
Without management fee waiver and
expense reimbursement:**
Ratio of expenses to average net assets           1.87%+    1.74%     1.70%     1.66%
Ratio of net investment income to average
   net assets                                   (0.14)%+    2.10%     4.45%     3.12%

---------------
*    Commencement  of  offering  of  shares.
** The Manager, at its discretion, reimbursed certain expenses of Class B, C, D, and I shares.
+    Annualized.
#    Less  than  +  or  -  0.01%.
See  Notes  to  Financial  Statements.




                                             CLASS C
-----------------------------------------------------------------------------------------
                                            SIX MONTHS      YEAR ENDED         5/27/1999
                                               ENDED        DECEMBER 31,          TO
                                             6/30/2002     2001      2000     12/31/1999
                                            ----------   -------   -------   ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.00   $  1.00   $  1.00   $      1.00
                                            ----------   -------   -------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.001     0.023     0.047         0.022
                                            ----------   -------   -------   ------------
TOTAL FROM INVESTMENT OPERATIONS                 0.001     0.023     0.047         0.022
                                            ----------   -------   -------   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.001)   (0.023)   (0.047)       (0.022)
                                            ----------   -------   -------   ------------
TOTAL DISTRIBUTIONS                             (0.001)   (0.023)   (0.047)       (0.022)
                                            ----------   -------   -------   ------------
NET ASSET VALUE, END OF PERIOD              $     1.00   $  1.00   $  1.00   $      1.00
                                            ==========   =======   =======   ============
Total return:                                     0.05%     2.36%     4.81%         2.15%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $    9,964   $ 9,204   $ 8,378   $     5,305
Ratio of expenses to average net assets           1.63%+    1.51%     1.40%         1.25%+
Ratio of net investment income to average
   net assets                                     0.10%+    2.33%     4.75%         3.64%+
Without management fee waiver and
expense reimbursement:**
Ratio of expenses to average net assets           1.73%+    1.59%     1.50%         1.35%+
Ratio of net investment income to average
   net assets                                       --%+#   2.25%     4.65%         3.54%+

---------------
*    Commencement  of  offering  of  shares.
** The Manager, at its discretion, reimbursed certain expenses of Class B, C, D, and I shares.
+    Annualized.
#    Less  than  +  or  -  0.01%.
See  Notes  to  Financial  Statements.


                                                                   CLASS D
---------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                 YEAR ENDED DECEMBER 31,
                                             6/30/2002     2001      2000      1999      1998      1997
                                            ----------   -------   -------   -------   -------   --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            ----------   -------   -------   -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.001     0.022     0.046     0.032     0.035     0.037
                                            ----------   -------   -------   -------   -------   --------
TOTAL FROM INVESTMENT OPERATIONS                 0.001     0.022     0.046     0.032     0.035     0.037
                                            ----------   -------   -------   -------   -------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.001)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)
                                            ----------   -------   -------   -------   -------   --------
TOTAL DISTRIBUTIONS                             (0.001)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)
                                            ----------   -------   -------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD              $     1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            ----------   -------   -------   -------   -------   --------
Total return:                                     0.05%     2.20%     4.62%     3.26%     3.56%     3.77%
                                            ==========   =======   ========  =======   =======   ========
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $   22,786   $22,217   $29,532   $29,078   $52,243   $24,110
Ratio of expenses to average net assets           1.63%+    1.66%     1.60%     1.57%     1.71%     1.78%
Ratio of net investment income to average
   net assets                                     0.10%+    2.18%     4.55%     3.21%     3.50%     3.70%
Without management fee waiver and
expense reimbursement:**
Ratio of expenses to average net assets           1.87%+    1.74%     1.70%     1.66%
Ratio of net investment income to average
   net assets                                   (0.14)%+    2.10%     4.45%     3.12%

---------------
*    Commencement  of  offering  of  shares.
** The Manager, at its discretion, reimbursed certain expenses of Class B, C, D, and I shares.
+    Annualized.
#    Less  than  +  or  -  0.01%.
See  Notes  to  Financial  Statements.


                               CLASS I
---------------------------------------------------------------------
                                            SIX MONTHS    11/30/01*
                                               ENDED           TO
                                             6/30/2002    12/31/2001
                                            ----------   ------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.00   $      1.00
                                            ----------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.005         0.001
                                            ----------   ------------
TOTAL FROM INVESTMENT OPERATIONS                 0.005         0.001
                                            ----------   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.005)       (0.001)
                                            ----------   ------------
TOTAL DISTRIBUTIONS                             (0.005)       (0.001)
                                            ----------   ------------
NET ASSET VALUE, END OF PERIOD              $     1.00   $      1.00
                                            ----------   ------------
Total return:                                     0.54%         0.11%
                                            ==========   ============
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $    8,220   $        30
Ratio of expenses to average net assets           0.62%+        0.60%+
Ratio of net investment income to average
   net assets                                     1.11%         1.25%+
Without management fee waiver and
expense reimbursement:**
Ratio of expenses to average net assets           0.66%         1.35%+
Ratio of net investment income to average
   net assets                                     1.07%+        0.50%+


---------------
*    Commencement  of  offering  of  shares.
** The Manager, at its discretion, reimbursed certain expenses of Class B, C, D, and I shares.
+    Annualized.
#    Less  than  +  or  -  0.01%.
See  Notes  to  Financial  Statements.

--------------------------------------------------------------------------------
BOARD  OF  DIRECTORS
--------------------------------------------------------------------------------

JOHN  R.  GALVIN  2,  4
Dean  Emeritus,  Fletcher  School  of  Law  and  Diplomacy  at  Tufts University

PAUL  C.  GUIDONE  1
Chief  Investment  Officer,
 J.  &  W.  Seligman  &  Co.  Incorporated

ALICE  S.  ILCHMAN  3,  4
Director,  Jeannette  K.  Watson  Summer  Fellowships
Trustee,  Committee  for  Economic  Development

FRANK  A.  MCPHERSON  3,  4
Director,  Conoco  Inc.
Director,  Intergris  Health

JOHN  E.  MEROW  2,  4
Director,  Commonwealth  Industries,  Inc.
Trustee,  New  York-Presbyterian  Hospital
Retired  Chairman  and  Senior  Partner,
Sullivan  &  Cromwell

BETSY  S.  MICHEL  2,  4
Trustee,  The  Geraldine  R.  Dodge  Foundation

WILLIAM  C.  MORRIS  1
Chairman  of  the  Board,
J.  &  W.  Seligman  &  Co.  Incorporated
Chairman,  Carbo  Ceramics  Inc.
Director,  Kerr-McGee  Corporation

LEROY  C.  RICHIE  2,  4
Chairman  and  CEO,  Q  Standards  Worldwide,  Inc.

JAMES  Q.  RIORDAN  3,  4
Trustee,  Committee  for  Economic  Development

ROBERT  L.  SHAFER  3,  4
Retired  Vice  President,  Pfizer  Inc.

JAMES  N.  WHITSON  2,  4
Director  and  Consultant,  Sammons  Enterprises,  Inc.
Director,  C-SPAN
Director,  CommScope,  Inc.

BRIAN  T.  ZINO  1
President,  J.  &  W.  Seligman  &  Co.  Incorporated
Chairman,  Seligman  Data  Corp.
Chairman,  ICI  Mutual  Insurance  Company
Member  of  the  Board  of  Governors,
Investment  Company  Institute

FRED  E.  BROWN
Director  Emeritus
---------------
Member:   1     Executive  Committee
          2    Audit  Committee
          3    Director  Nominating  Committee
          4    Board  Operations  Committee

--------------------------------------------------------------------------------
EXECUTIVE  OFFICERS
--------------------------------------------------------------------------------

WILLIAM  C.  MORRIS
Chairman

BRIAN  T.  ZINO
President

CHRISTOPHER  J.  MAHONY
Vice  President

THOMAS  G.  ROSE
Vice  President

LAWRENCE  P.  VOGEL
Vice  President  and  Treasurer

FRANK  J.  NASTA
Secretary

--------------------------------------------------------------------------------
FOR  MORE  INFORMATION

MANAGER
J.  &  W.  Seligman  &  Co.
Incorporated
100  Park  Avenue
New  York,  NY  10017

GENERAL  COUNSEL
Sullivan  &  Cromwell

GENERAL  DISTRIBUTOR
Seligman  Advisors,  Inc.
100  Park  Avenue
New  York,  NY  10017

SHAREHOLDER  SERVICE  AGENT
Seligman  Data  Corp.
100  Park  Avenue
New  York,  NY  10017

IMPORTANT  TELEPHONE  NUMBERS
(800)  221-2450     Shareholder  Services
(800)  445-1777     Retirement  Plan  Services
(212)  682-7600     Outside  the  United  States
(800)  622-4597     24-Hour  Automated  Telephone  Access  Service